Summary of Significant Accounting Policies (Details Narrative) (10Q)				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 26, 2016	Apr. 01, 2016	Jun. 17, 2015	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) Integer	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Integer	Dec. 30, 2015	Dec. 31, 2014 USD ($)
Unsecured consumer loan term								5 years
Number of loan delinquent or in default | Integer						97		111
Total delinquent loan balance				$ 433,781		$ 433,781		$ 543,054
Impaired loans charged off percentage				100.00%		100.00%		100.00%
Impaired loans description						The Company assesses loans for impairment individually when a loan is 91 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company’s charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off.		The Company assesses loans for impairment individually when a loan is 90 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company's charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off. Loans can also be charged off when deemed uncollectable due to consumer specific circumstances
Advertising cost				$ 92,593	$ 211,828	$ 313,902	$ 527,452	$ 950,905		$ 459,804
Reverse split	1-for-1,000	1-for-100 reverse stock split	1-for-100 reverse split			100-for-1
October 27, 2016 [Member]
Reverse split						1-for-10 reverse split			1-for-10 reverse split
Office Leases [Member]
Lease expire date						Sep. 30, 2017
Leasehold Improvements [Member]
Estimated useful life						5 years		5 years
Mr. Amazing Loans [Member]
Unsecured consumer loans								$ 5,000
Unsecured consumer loan term						5 years		5 years
Consumer Loans One [Member]
Unsecured consumer loans				5,000		$ 5,000
Unsecured consumer loan term						5 years
Proceeds from originated loans						$ 5,000
Consumer Loans Two [Member]
Unsecured consumer loans				$ 10,000		$ 10,000
Unsecured consumer loan term						5 years
Proceeds from originated loans						$ 10,000